Organization and Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Aug. 25, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2021	Apr. 01, 2019
Organization consolidation and presentation of financial statements [Line Items]
Place of incorporation	DE		DE
Date of incorporation	May 01, 2012		May 01, 2012
Accumulated deficit		$ (148,829)	$ (136,699)	$ (150,910)		$ 15,500
Cash from operations		10,800	13,800
Cash and cash equivalents		$ 10,880	15,216	3,427	$ 10,900
Stock issued during period, value, new issues			$ 108	$ 69
Proceeds from cash acquired through acquisation and PIPE offering	$ 65,900
Private Investment in Public Entity Offering [Member]
Organization consolidation and presentation of financial statements [Line Items]
Stock issued during period, value, new issues	$ 60,700
Locust Walk Acquisition Corp [Member]
Organization consolidation and presentation of financial statements [Line Items]
Ownership percentage	100.00%